Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Share-based compensation expenses	¥ 2,999	¥ 4,804	¥ 7,548
Share Incentive Plan | Employee and non-employee
Share-based compensation
Number of ordinary shares available for future grants	213,472,791	223,666,717
Cost of revenues
Share-based compensation
Share-based compensation expenses	¥ 80	¥ 133	143
Fulfillment
Share-based compensation
Share-based compensation expenses	424	697	930
Marketing
Share-based compensation
Share-based compensation expenses	273	426	631
Research and development
Share-based compensation
Share-based compensation expenses	599	859	1,557
General and administrative
Share-based compensation
Share-based compensation expenses	¥ 1,623	¥ 2,689	¥ 4,287